Share Capital and Reserves - Summary of Company's Options and Weighted Average Exercise Price (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance | shares	7,568,533	9,322,641
Number of options, granted | shares	2,812,000	1,427,000
Number of options, exercised | shares	(1,253,430)	(3,181,108)
Number of options, ending balance | shares	9,127,103	7,568,533
Weighted average exercise price, beginning balance | $ / shares	$ 6.06	$ 4.58
Weighted average exercise price, granted | $ / shares	9.43	8.89
Weighted average exercise price, exercised | $ / shares	(4.42)	(2.99)
Weighted average exercise price, ending balance | $ / shares	$ 7.33	$ 6.06